LOANS AND PAYMENT PLAN RECEIVABLES , Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		$ 22,570	$ 25,990	$ 32,325
Additions (deductions) [Abstract]
Provision for loan losses		(1,309)	(2,714)	(3,136)
Recoveries credited to allowance		4,619	5,022	7,420
Loans charged against the allowance		(5,587)	(5,728)	(10,619)
Reclassification to loans held for sale		(59)
Balance at end of period		20,234	22,570	25,990
Allowance for loan losses [Abstract]
Individually evaluated for impairment		9,152	10,983
Collectively evaluated for impairment		11,082	11,587
Total ending allowance balance		20,234	22,570
Loans [Abstract]
Individually evaluated for impairment		79,831	89,131
Collectively evaluated for impairment		1,533,530	1,430,756
Total loans recorded investment		1,613,361	1,519,887
Accrued interest included in recorded investment		5,113	4,837
Total Loans		1,608,248	1,515,050
Commercial [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		5,670	5,445	6,827
Additions (deductions) [Abstract]
Provision for loan losses		(1,945)	(737)	(1,683)
Recoveries credited to allowance		2,472	2,656	4,914
Loans charged against the allowance		(1,317)	(1,694)	(4,613)
Reclassification to loans held for sale		0
Balance at end of period		4,880	5,670	5,445
Allowance for loan losses [Abstract]
Individually evaluated for impairment		2,244	2,708
Collectively evaluated for impairment		2,636	2,962
Total ending allowance balance		4,880	5,670
Loans [Abstract]
Individually evaluated for impairment		15,767	16,868
Collectively evaluated for impairment		790,228	733,399
Total loans recorded investment		805,995	750,267
Accrued interest included in recorded investment		1,978	1,869
Total Loans		804,017	748,398
Mortgage [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		10,391	13,444	17,195
Additions (deductions) [Abstract]
Provision for loan losses		(158)	(1,744)	(1,029)
Recoveries credited to allowance		1,047	1,258	1,397
Loans charged against the allowance		(2,599)	(2,567)	(4,119)
Reclassification to loans held for sale		0
Balance at end of period		8,681	10,391	13,444
Allowance for loan losses [Abstract]
Individually evaluated for impairment		6,579	7,818
Collectively evaluated for impairment		2,102	2,573
Total ending allowance balance		8,681	10,391
Loans [Abstract]
Individually evaluated for impairment		59,151	66,375
Collectively evaluated for impairment		481,828	433,931
Total loans recorded investment		540,979	500,306
Accrued interest included in recorded investment	[1]	2,364	2,270
Total Loans		538,615	498,036
Installment [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		1,181	1,814	2,246
Additions (deductions) [Abstract]
Provision for loan losses		401	(274)	349
Recoveries credited to allowance		1,100	1,108	1,104
Loans charged against the allowance		(1,671)	(1,467)	(1,885)
Reclassification to loans held for sale		0
Balance at end of period		1,011	1,181	1,814
Allowance for loan losses [Abstract]
Individually evaluated for impairment		329	457
Collectively evaluated for impairment		682	724
Total ending allowance balance		1,011	1,181
Loans [Abstract]
Individually evaluated for impairment		4,913	5,888
Collectively evaluated for impairment		261,474	228,827
Total loans recorded investment		266,387	234,715
Accrued interest included in recorded investment	[1]	771	698
Total Loans		265,616	234,017
Payment Plan Receivables [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		56	64	97
Additions (deductions) [Abstract]
Provision for loan losses		(4)	(8)	(36)
Recoveries credited to allowance		0	0	5
Loans charged against the allowance		0	0	(2)
Reclassification to loans held for sale		(52)
Balance at end of period		0	56	64
Allowance for loan losses [Abstract]
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		0	56
Total ending allowance balance		0	56
Loans [Abstract]
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		0	34,599
Total loans recorded investment		0	34,599
Accrued interest included in recorded investment		0	0
Total Loans	[2]	0	34,599
Subjective Allocation [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		5,272	5,223	5,960
Additions (deductions) [Abstract]
Provision for loan losses		397	49	(737)
Recoveries credited to allowance		0	0	0
Loans charged against the allowance		0	0	0
Reclassification to loans held for sale		(7)
Balance at end of period		5,662	5,272	$ 5,223
Allowance for loan losses [Abstract]
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		5,662	5,272
Total ending allowance balance		$ 5,662	$ 5,272

[1]	Credit scores have been updated within the last twelve months.
[2]	Payment plan receivables were reclassified to held for sale at December 31, 2016. See note #1.